FINANCIAL ASSETS AND LIABILITIES (Details 2) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non current other receivables		$ 4
Non-current trade receivables	$ 43	75
Current trade receivables	355	288
Current trade and other receivables	614	488
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Non current other receivables		4
Current trade receivables	8	10
Current other receivables	4	11
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	42	43
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	1	5
Current other receivables	18	3
Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables		8
Current other receivables	58	8
Receivables For Sale Of Assets [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables		10
Current other receivables	9	6
Contractual Indemnity Receivable [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables		2
Current other receivables	2	2
Expenses To Be Recovered [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables		3
Current other receivables	3	8
Other Receivables Net [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	43	75
Current other receivables	259	200
Receivables [Member]
IfrsStatementLineItems [Line Items]
Current trade receivables	249	172
CAMMESA [Member]
IfrsStatementLineItems [Line Items]
Current trade receivables	118	107
Impairment Of Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Current trade receivables	(20)	(1)
Receivables For Complementary Activities [Member]
IfrsStatementLineItems [Line Items]
Current other receivables		9
Guarantee Deposits [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	142	130
Insurance To Recover [Member]
IfrsStatementLineItems [Line Items]
Current other receivables		1
Gas Ar Plan [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	16	7
Receivable For Maintenance Contract [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	1	1
Impairment Of Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	(1)
Other [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	$ 7	$ 14